Note 6 - Fair Value Measurements - Consideration and Methods for Valuing (Details) - GMI Subsidiary [Member]	Dec. 31, 2022 USD ($)
Cash, net	$ 935,000
Buyer stock	581,000
Contingent payments	682,000
Net working capital	302,000
Estimated fair value of reporting unit	$ 2,500,000